Segment information - Reportable Operating Segments (Details) $ in Millions	12 Months Ended
	Mar. 29, 2020 CAD ($) segment	Mar. 31, 2019 CAD ($)	Mar. 31, 2018 CAD ($)
Operating Segments [Abstract]
Number of reportable segments | segment	3
Disclosure of operating segments [line items]
Revenue	$ 958.1	$ 830.5	$ 591.2
Cost of sales	364.8	313.7	243.6
Gross profit	593.3	516.8	347.6
Selling, general and administration expenses	350.5	302.1	200.1
Depreciation and amortization	50.7	18.0	9.4
Operating income	192.1	196.7	138.1
Net interest and other finance costs	28.4	14.2	12.9
Income before income taxes	163.7	182.5	125.2
Direct-to-Consumer
Disclosure of operating segments [line items]
Revenue	525.0	431.3	255.0
Cost of sales	130.0	106.7	65.2
Gross profit	395.0	324.6	189.8
Selling, general and administration expenses	107.4	93.9	58.0
Depreciation and amortization	38.6	7.4	3.6
Operating income	249.0	223.3	128.2
Wholesale
Disclosure of operating segments [line items]
Revenue	424.0	394.7	334.6
Cost of sales	226.2	202.2	177.1
Gross profit	197.8	192.5	157.5
Selling, general and administration expenses	49.9	39.1	34.4
Depreciation and amortization	2.8	2.3	2.0
Operating income	145.1	151.1	121.1
Other
Disclosure of operating segments [line items]
Revenue	9.1	4.5	1.6
Cost of sales	8.6	4.8	1.3
Gross profit	0.5	(0.3)	0.3
Selling, general and administration expenses	193.2	169.1	107.7
Depreciation and amortization	9.3	8.3	3.8
Operating income	$ (202.0)	$ (177.7)	$ (111.2)